Revenues (Details) - Schedule of Amount of Revenues Recognized - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage revenues	[1]	2.00%		41.00%		20.00%		33.00%
Revenues net		$ 20	[1]	$ 535	[1]	$ 920	[1]	$ 2,180	[1]	$ 3,021	[2]	$ 1,887	[2]
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage revenues		24.00%	[1]	4.00%		11.00%	[1]	17.00%
Revenues net		$ 201	[1]	$ 58		$ 510	[1]	$ 1,089		1,475		1,663
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage revenues		2.00%	[1]	11.00%		10.00%	[1]	13.00%
Revenues net		$ 20	[1]	$ 146		$ 469	[1]	$ 785		$ 1,009		$ 835
Customer D [Member]
Revenue, Major Customer [Line Items]
Percentage revenues		10.00%				4.00%
Revenues net		$ 80				$ 171

[1]	Included in Europe, the Middle East and Africa.
[2]	Included in Europe, the Middle East and Africa.